Janus Henderson Growth and Income Fund
Schedule of Investments (unaudited)
June 30, 2024

	Shares	Value
Common Stocks – 100.1%
Aerospace & Defense – 1.2%
General Dynamics Corp	262,507	$76,163,781
Raytheon Technologies Corp	95,134	9,550,502
		85,714,283
Banks – 3.1%
JPMorgan Chase & Co	1,124,970	227,536,432
Beverages – 0.8%
Constellation Brands Inc - Class A	214,286	55,131,502
Biotechnology – 3.3%
AbbVie Inc	634,672	108,858,942
Amgen Inc	237,586	74,233,746
Gilead Sciences Inc	890,258	61,080,601
		244,173,289
Building Products – 1.0%
Trane Technologies PLC	211,966	69,721,976
Capital Markets – 5.4%
Charles Schwab Corp	817,197	60,219,247
CME Group Inc	595,993	117,172,224
Goldman Sachs Group Inc	109,233	49,408,271
Intercontinental Exchange Inc	160,114	21,918,005
Moody's Corp	72,069	30,336,004
Morgan Stanley	1,196,774	116,314,465
		395,368,216
Chemicals – 0.6%
Corteva Inc	755,815	40,768,661
Commercial Services & Supplies – 0.6%
Waste Management Inc	204,268	43,578,535
Communications Equipment – 0.4%
Motorola Solutions Inc	68,159	26,312,782
Consumer Finance – 2.8%
American Express Co	873,032	202,150,560
Diversified Financial Services – 2.9%
Visa Inc	800,278	210,048,967
Electrical Equipment – 0.8%
Eaton Corp PLC	180,434	56,575,081
Energy Equipment & Services – 0.5%
Schlumberger Ltd	745,602	35,177,502
Entertainment – 0.6%
Walt Disney Co	472,939	46,958,113
Food & Staples Retailing – 1.7%
Costco Wholesale Corp	72,696	61,790,873
Sysco Corp	830,110	59,261,553
		121,052,426
Food Products – 1.0%
Hershey Co	417,526	76,753,805
Health Care Equipment & Supplies – 3.5%
Abbott Laboratories	1,215,309	126,282,758
Medtronic PLC	1,015,835	79,956,373
Stryker Corp	153,821	52,337,595
		258,576,726
Health Care Providers & Services – 3.5%
HCA Healthcare Inc	172,403	55,389,636
UnitedHealth Group Inc	398,444	202,911,591
		258,301,227
Hotels, Restaurants & Leisure – 4.7%
Booking Holdings Inc	20,444	80,988,906
Marriott International Inc/MD - Class A	455,496	110,125,268
McDonald's Corp	583,503	148,699,904
		339,814,078
Household Products – 1.8%
Procter & Gamble Co	810,632	133,689,429
Industrial Conglomerates – 1.5%
Honeywell International Inc	528,331	112,819,802

	Shares	Value
Common Stocks – (continued)
Information Technology Services – 3.4%
Accenture PLC	558,577	$169,477,847
International Business Machines Corp	455,682	78,810,202
		248,288,049
Insurance – 1.1%
Marsh & McLennan Cos Inc	373,338	78,669,783
Interactive Media & Services – 5.8%
Alphabet Inc - Class C	1,213,484	222,577,236
Meta Platforms Inc - Class A	403,924	203,666,559
		426,243,795
Life Sciences Tools & Services – 0.8%
Danaher Corp	239,943	59,949,759
Machinery – 1.7%
Deere & Co	325,779	121,720,808
Oil, Gas & Consumable Fuels – 2.3%
Chevron Corp	654,673	102,403,951
ConocoPhillips	552,821	63,231,666
		165,635,617
Pharmaceuticals – 4.3%
Eli Lilly & Co	179,606	162,611,680
Merck & Co Inc	781,651	96,768,394
Zoetis Inc	319,525	55,392,854
		314,772,928
Professional Services – 2.3%
Automatic Data Processing Inc	451,748	107,827,730
Booz Allen Hamilton Holding Corp	401,973	61,863,645
		169,691,375
Semiconductor & Semiconductor Equipment – 13.4%
Analog Devices Inc	296,407	67,657,862
Applied Materials Inc	527,866	124,571,097
Broadcom Inc	108,339	173,941,515
KLA Corp	364,512	300,543,789
Lam Research Corp	124,756	132,846,426
Texas Instruments Inc	927,098	180,348,374
		979,909,063
Software – 13.6%
Intuit Inc	109,663	72,071,620
Microsoft Corp	1,723,393	770,270,502
Oracle Corp	1,063,466	150,161,399
		992,503,521
Specialty Retail – 2.6%
Home Depot Inc	293,296	100,964,215
TJX Cos Inc	790,116	86,991,772
		187,955,987
Technology Hardware, Storage & Peripherals – 5.9%
Apple Inc	2,042,885	430,272,439
Textiles, Apparel & Luxury Goods – 1.2%
NIKE Inc - Class B	1,188,206	89,555,086
Total Common Stocks (cost $3,796,528,634)		7,305,391,602
Investment Companies – 0.1%
Money Markets – 0.1%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº,£ (cost $6,689,054)	6,687,717	6,689,054
Total Investments (total cost $3,803,217,688) – 100.2%		7,312,080,656
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(11,374,265)
Net Assets – 100%		$7,300,706,391

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/24	Ending Shares	Dividend Income
Investment Companies - 0.1%
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº
	$3,943,103	$156,295,480	$(153,549,135)	$-	$(394)	$6,689,054	6,687,717	$134,838

Notes to Schedule of Investments (unaudited)
LLC	Limited Liability Company
PLC	Public Limited Company

ºº	Rate shown is the 7-day yield as of June 30, 2024.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$7,305,391,602	$-	$-
Investment Companies	-	6,689,054	-
Total Assets	$7,305,391,602	$6,689,054	$-

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70241 08-24